Subsequent Events Additional Information (Details) (USD $)	0 Months Ended
	Jul. 24, 2014	Apr. 25, 2014	Jan. 24, 2014	Jul. 25, 2014 Two South Korean-built container vessels
Class Of Stock [Line Items]
Acquisition costs				$ 117,700,000
Charter Hire Period				4 years
Charter hire expense per day				34,266
Date Of Delivery				Q4 2014
Distribution Made To Limited Partner Distributions Paid Per Unit	$ 0.4425	$ 0.4425	$ 0.4425
Distribution Made To Limited Partner Cash Distributions Paid	$ 35,474,000	$ 35,474,000	$ 32,573,000